Related Party Transactions - Trade Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction
Trade accounts payables to related parties	$ 9,607	$ 5,766
Related Party
Related Party Transaction
Trade accounts payables to related parties	2,923	2,773
Related Party | KOAS
Related Party Transaction
Trade accounts payables to related parties	1,309	1,394
Related Party | KNOT and affiliates
Related Party Transaction
Trade accounts payables to related parties	$ 1,614	$ 1,379